Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses	€ 936	€ 418
Class common stock, shares issued (in shares)	110,919,270	124,305,225
Treasury stock (in shares)	0	20,000,000
Class A common stock
Class common stock, par value (in EUR per share)	€ 0.06	€ 0.06
Class common stock, shared authorized (in shares)	700,000,000	700,000,000
Common stock, shares outstanding (in shares)	110,919,270	104,305,225
Class B common stock
Class common stock, par value (in EUR per share)	€ 0.60	€ 0.60
Class common stock, shared authorized (in shares)	320,000,000	320,000,000
Class common stock, shares issued (in shares)	237,476,895	237,476,895
Common stock, shares outstanding (in shares)	237,476,895	237,476,895